Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2018 CAD ($) share year	Dec. 31, 2017 CAD ($) share	Dec. 31, 2016 CAD ($) share
Statements Line Items
Number of share options outstanding in share-based payment arrangement | share	4,305,980	3,537,123	3,063,130
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 14.90	$ 14.90	$ 14.25
Weighted average remaining contractual life of outstanding share options | year	2.5
Number of share options exercisable in share-based payment arrangement | share	2,720,879	2,051,323
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.72	$ 14.57
$8.35 - $9.98 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement | share	57,391
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 9.77
Weighted average remaining contractual life of outstanding share options | year	3.1
Number of share options exercisable in share-based payment arrangement | share	57,391
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 9.77
$10.58 - $12.97 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement | share	932,175
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 12.69
Weighted average remaining contractual life of outstanding share options | year	4.3
Number of share options exercisable in share-based payment arrangement | share	72,075
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 10.66
$13.38 - $14.78 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement | share	966,983
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 13.49
Weighted average remaining contractual life of outstanding share options | year	2.5
Number of share options exercisable in share-based payment arrangement | share	706,016
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 13.48
$14.90 - $15.80 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement | share	1,642,931
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 15.31
Weighted average remaining contractual life of outstanding share options | year	1.1
Number of share options exercisable in share-based payment arrangement | share	1,642,931
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 15.31
$16.66 - $17.84
Statements Line Items
Number of share options outstanding in share-based payment arrangement | share	706,500
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 16.68
Weighted average remaining contractual life of outstanding share options | year	3.4
Number of share options exercisable in share-based payment arrangement | share	242,466
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 16.69
Top of range [Member] | $8.35 - $9.98 [Member]
Statements Line Items
Exercise price of outstanding share options	9.98
Top of range [Member] | $10.58 - $12.97 [Member]
Statements Line Items
Exercise price of outstanding share options	12.97
Top of range [Member] | $13.38 - $14.78 [Member]
Statements Line Items
Exercise price of outstanding share options	14.78
Top of range [Member] | $14.90 - $15.80 [Member]
Statements Line Items
Exercise price of outstanding share options	15.8
Top of range [Member] | $16.66 - $17.84
Statements Line Items
Exercise price of outstanding share options	17.84
Bottom of range [Member] | $8.35 - $9.98 [Member]
Statements Line Items
Exercise price of outstanding share options	8.35
Bottom of range [Member] | $10.58 - $12.97 [Member]
Statements Line Items
Exercise price of outstanding share options	10.58
Bottom of range [Member] | $13.38 - $14.78 [Member]
Statements Line Items
Exercise price of outstanding share options	13.38
Bottom of range [Member] | $14.90 - $15.80 [Member]
Statements Line Items
Exercise price of outstanding share options	14.9
Bottom of range [Member] | $16.66 - $17.84
Statements Line Items
Exercise price of outstanding share options	$ 16.66